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Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, CA 92618

May 16, 2011

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:	Capital Private Client Services Funds (the “Fund”)
File Nos. 333-163115 and 811-22349

Dear Sir or Madam:

On behalf of the Fund, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information for Capital Core Municipal Fund, Capital Short-Term Municipal Fund, Capital California Core Municipal Fund, Capital California Short-Term Municipal Fund, Capital Core Bond Fund, Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund, each a separate portfolio of the Fund.

The interactive data files included as an exhibit to this filing relate to the form of prospectus filed with the Securities and Exchange Commission on April 25, 2011 pursuant to Rule 497 (Accession No. 0000051931-11-000263), which is incorporated by reference into this filing.

If you have any questions, please do not hesitate to contact me at (213) 452-2173.

Sincerely,
/s/ Courtney R. Taylor
Courtney R. Taylor
Secretary